FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 1) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Beginning Balance, Warrants	$ (32)	$ (2,228)
Change in fair value during the year	(6)	(91)
Ending Balance, Warrants	(38)	(32)
Change In The Terms Of Warrants Previously Recorded As A Liability And Now Reclassified To Equity		1,755
Change In Value Due To Warrants Expiring During The Year		448
Extinguishment Of Derivative Liability Due To Payoff Of $700,000 Loan To Auctus		84
Senior Secured Debt
Beginning Balance, Warrants	0	(2,203)
Change in fair value during the year	0	0
Ending Balance, Warrants	0	0
Change In The Terms Of Warrants Previously Recorded As A Liability And Now Reclassified To Equity		1,755
Change In Value Due To Warrants Expiring During The Year		448
Extinguishment Of Derivative Liability Due To Payoff Of $700,000 Loan To Auctus		0
Derivative
Beginning Balance, Warrants	(32)	(25)
Change in fair value during the year	(6)	(91)
Ending Balance, Warrants	$ (38)	(32)
Change In The Terms Of Warrants Previously Recorded As A Liability And Now Reclassified To Equity		0
Change In Value Due To Warrants Expiring During The Year		0
Extinguishment Of Derivative Liability Due To Payoff Of $700,000 Loan To Auctus		$ 84